REVENUE	12 Months Ended
Sep. 30, 2025
Revenue [abstract]
REVENUE	REVENUE
Net revenue for the Company is defined as gross revenue, which is net of any customer discounts, rebates, and sales returns and recoveries, less excise taxes.

Revenue for the year ended September 30, 2025 and September 30, 2024 is disaggregated as follows:

	YEAR ENDED
	SEPTEMBER 30, 2025	SEPTEMBER 30, 2024
Recreational revenue (Canadian)	$364,790	$230,387
Direct to patient medical and medical wholesale revenue (Canadian)	2,400	1,732
International wholesale	26,336	9,651
Wholesale to licensed producers (Canadian)	9,356	5,310
Other revenue	142	97
Gross revenue	$403,024	$247,177
Excise taxes	(143,841)	(87,336)
Net revenue	$259,183	$159,841

Recreational revenue is primarily comprised of provincial government bodies and large retailers that sell cannabis through their respective distribution models, whereas international and domestic wholesale revenue is comprised of wholesale shipments to other cannabis companies, including licensed producers, for further processing and sales onto their end customers.
During the year ended September 30, 2025, the Company had four customers (September 30, 2024 – four customers), that individually represented more than 10% of the Company’s net revenue.